Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ 33,986	¥ (30,696)	¥ 7,192
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(23,320)	(27,034)	(26,279)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	(7,029)	8,976	294
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	582	149	(444)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	(50)	(78)	(166)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	532	71	(610)
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	(162,200)	880,235	427,650
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(125)	(5,185)	(4,690)
Exchange differences on translating foreign operations, Net changes, Before-tax	(162,325)	875,050	422,960
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	20,910	57,139	32,436
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(1,319)	64	(102)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	19,591	57,203	32,334
Total other comprehensive income, Before-tax	(138,565)	883,570	435,891
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(7,259)	11,765	(3,842)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	9,843	1,565	7,814
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	530	(676)	(2)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	(128)	(83)	98
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	11	68	38
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(117)	(15)	136
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(2)	(2,727)	(1,612)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	2	2,727	1,612
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	(1,190)	(2,850)	(1,905)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(1,190)	(2,850)	(1,905)
Total other comprehensive income, Tax benefit (expense)	1,807	9,789	2,201
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	26,727	(18,931)	3,350
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(13,477)	(25,469)	(18,465)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	(6,499)	8,300	292
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	454	66	(346)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	(39)	(10)	(128)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	415	56	(474)
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	(162,202)	877,508	426,038
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(123)	(2,458)	(3,078)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	(162,325)	875,050	422,960
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	19,720	54,289	30,531
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(1,319)	64	(102)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	18,401	54,353	30,429
Total other comprehensive income, net of tax	¥ (136,758)	¥ 893,359	¥ 438,092